Deposits (Time Deposits by Maturity) (Detail) ¥ in Millions	Mar. 31, 2023 JPY (¥)
Domestic
Maturities of time deposits:
Due in one year or less	¥ 31,966,328
Due after one year through two years	4,400,809
Due after two years through three years	2,327,682
Due after three years through four years	454,931
Due after four years through five years	448,420
Due after five years	706,729
Total	40,304,899
Foreign
Maturities of time deposits:
Due in one year or less	29,492,912
Due after one year through two years	504,083
Due after two years through three years	170,605
Due after three years through four years	99,234
Due after four years through five years	40,959
Due after five years	32,825
Total	¥ 30,340,618